Facility Restructuring Charge (Tables)	12 Months Ended
Sep. 30, 2013
Facility Restructuring Charge
Summary of restructuring cash charges recorded and reconciliation of these charges to accrued expenses

	Workforce Reductions	Facility Costs	Total
Restructuring accrual—October 1, 2012	$—	$—	$—
Charges	16,752	3,355	20,107
Cash payments	(4,316)	(564)	(4,880)
Other	—	(142)	(142)

Restructuring accrual—September 30, 2013	$12,436	$2,649	$15,085